ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Group accounting	Group accounting
(1)    Subsidiary companies and transactions with non-controlling interests
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The Company uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at the fair values at the acquisition date. Indemnification assets are recognized at the same time that the Company recognizes the indemnified item and measures them on the same basis as the indemnified item, subject to the need for a valuation allowance for uncollectible amounts. The Company measures the value of a reacquired right recognized as an intangible asset on the basis of the remaining contractual term of the related contract regardless of whether market participants would consider potential contractual renewals in determining its fair value.

The Company recognizes any non-controlling interest in the acquiree at the non-controlling interest's proportionate share of the acquiree's net identifiable assets. The recognition of business combinations requires the acquirer to measure at the acquisition date components of non‑controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation at either (a) fair value; or (b) the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. The Company opted for the proportional share in the recognized amounts of the identifiable net assets for the recognition described in note 3 related to Usiminas.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the Company's share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.

The measurement period is the earlier of the date that the acquirer receives the information that it is looking for or cannot obtain the information and one year after the acquisition date. Where the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred provisional amounts are reported.

The Company treats transactions with non-controlling interests as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
4.    ACCOUNTING POLICIES (continued)
When the Company ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group. However, the fact that the functional currency of some subsidiaries is their respective local currency, generates some financial gains (losses) arising from intercompany transactions, that are included in the consolidated income statement under Other financial expenses, net.

(2) Investments in non-consolidated companies

Associated companies are those entities in which Ternium has significant influence, but which it does not control.

Joint arrangements are understood as combinations in which there are contractual agreements by virtue of which two or more companies hold an interest in companies that undertake operations or hold assets in such a way that any financial or operating decision is subject to the unanimous consent of the partners. A joint arrangement is classed as a joint operation if the parties hold rights to its assets and have obligations in respect of its liabilities or as a joint venture if the venturers hold rights only to the investee's net assets.

Investments in non-consolidated companies (associated companies and joint ventures) are accounted for using the equity method of accounting. Under this method, interests in joint ventures and associates are initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the post-acquisition profits or losses in the income statement, and its share of post-acquisition changes in reserves recognized in reserves and in other comprehensive income in the income statement. Unrealized gains on transactions among the Company and its non-consolidated companies are eliminated to the extent of the Company’s interest in such non-consolidated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When the Company’s share of losses in a non-consolidated company equals or exceeds its interest in such non-consolidated company, the Company does not recognize further losses unless it has incurred obligations or made payments on behalf of such non-consolidated company. Accounting policies of non-consolidated companies have been changed where necessary to ensure consistency with the policies adopted by the Company.

The Company’s investment in associates and joint ventures includes notional goodwill identified on acquisition.

The Company determines at each reporting date whether there is any objective evidence that the investment is impaired. If this is the case, the group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying value and recognizes the amount within “Equity on earnings (losses) of non-consolidated companies”.

Foreign currency translation	Foreign currency translation
(1)Functional and presentation currency

Items included in the financial statements of each of the Company's subsidiaries and associated companies are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Except for Usiminas and the non-consolidated companies whose functional currencies are their local currencies, Ternium determined that the functional currency of its subsidiaries is the U.S. dollar. Although Ternium is located in Luxembourg, it operates in several countries with different currencies. The $ is the currency that best reflects the economic substance of the underlying events and circumstances relevant to Ternium as a whole.

(2)    Subsidiary companies

The results and financial position of all the group entities (except for the ones which operated in a hyperinflationary economy, if any) that have a functional currency different from the presentation currency, are translated into the presentation currency as follows:

(i) assets and liabilities are translated at the closing rate of each statement of financial position;
(ii) income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
(iii) all resulting translation differences are recognized within other comprehensive income.

In the case of a sale or other disposition of any such subsidiary, any accumulated translation differences would be recognized in the income statement as part of the gain or loss on sale.

(3)    Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates, (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as gains and losses from foreign exchange and included in "Other financial income (expenses), net" in the consolidated income statement, except when deferred in equity as qualifying cash flow hedges and qualifying net investment hedges. Translation differences on non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the "fair value gain or loss," while translation differences on non-monetary financial assets such as equities classified as fair value through other comprehensive income are included in other gains/(losses).

Financial instruments	Financial instruments
Non derivative financial instruments
Non derivative financial instruments comprise investments in equity and debt securities, trade and other receivables, cash and cash equivalents, loans and borrowings, and trade and other payables.
The Company classifies its financial instruments in the following measurement categories:
–Amortized cost: instruments that are held for collection or repayment of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income and expenses from these financial instruments are included in finance income or expense using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in finance income or expense, together with foreign exchange gains and losses. Impairment losses are presented as separate line items in the statement of profit or loss.
–Fair value through other comprehensive income (“FVOCI”): financial instruments that are held for collection of contractual cash flows and for selling the financial instruments, where the instruments’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue or expense and foreign exchange gains and losses which are recognized in profit or loss. When the financial instrument is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses), except for equity instruments, for which there is no reclassification from OCI to profit or loss. Interest income or expense from these financial instruments is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statement of profit or loss.
–Fair value through profit or loss (“FVPL”): financial instruments that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.
The classification depends on the Company’s business model for managing the financial instruments and the contractual terms of the cash flows.
For financial instruments measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.
At initial recognition, the Company measures a financial instrument at its fair value plus, in the case of a financial instrument not at FVPL, transaction costs that are directly attributable to the acquisition of the financial instrument. Transaction costs of financial instruments carried at FVPL are expensed in profit or loss. Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset.
4.    ACCOUNTING POLICIES (continued)
The classification depended on the nature and purpose of the financial assets and was determined at the time of initial recognition.
Financial assets and liabilities were recognized and derecognized on the settlement date.
Financial assets were initially measured at fair value, net of transaction costs, except for those financial assets classified as financial assets at fair value through profit or loss.
Financial liabilities, including borrowings, were initially measured at fair value, net of transaction costs and subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.
Impairment of financial assets
The Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 4 (i) for further details.
For loans and receivables category and for held-to-maturity investments, the amount of the loss was measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset's original effective interest rate. The carrying amount of the asset was reduced and the amount of the loss was recognized in the consolidated income statement.
If, in a subsequent period, the amount of the impairment loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss was recognized in the consolidated income statement.
Derivative financial instruments
Information about accounting for derivative financial instruments and hedging activities is included in Note 29 "Financial Risk management" and Note 4 (y).
Put option valuation method
IFRS presents the following options to recognize the value of a put option:

- Under IFRS 10, the terms of the forward and option contracts should be analyzed to assess whether they provide the parent or the non-controlling interest with access to the risks and rewards associated with the actual ownership of the shares. The non-controlling interest should be recognized if risks and rewards associated with ownership have been retained by the non-controlling interest. A financial liability (recognized at the present value of the redemption amount) is recorded to reflect the forward or put option.
4.    ACCOUNTING POLICIES (continued)

- Under IAS 32, a liability is recognized for written puts over non-controlling interests. The liability reflects the entity’s obligation to deliver cash or a financial asset. The financial liability is recognized at present value of the redemption amount and accreted through finance charges in the income statement over the contract period up to the final redemption amount.

Property, plant and equipment	Property, plant and equipment
(1) Property, plant and equipment
Land and buildings comprise mainly factories and offices. All property, plant and equipment are recognized at historical acquisition or construction cost less accumulated depreciation and accumulated impairment (if applicable), except for land, which is carried at acquisition cost less accumulated impairment (if applicable). There are no material residual values for property, plant and equipment items.
Major overhaul and rebuilding expenditures are recognized as a separate asset when future economic benefits are expected from the item, and the cost can be measured reliably.
Ordinary maintenance expenses on manufacturing properties are recorded as cost of products sold in the period in which they are incurred.
Where a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items. Spare parts are included in property, plant and equipment.
Depreciation method is reviewed at each year end. Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Property, plant and equipment used in mining activities are depreciated over its useful life or over the remaining life of the mine if shorter and there is no alternative use possible.
The assets' useful lives are reviewed, and adjusted if appropriate, at each year end. The re-estimation of assets useful lives by the Company did not materially affect depreciation charges in 2024, 2023 and 2022.
Gains and losses on disposals are determined by comparing the proceeds with the corresponding carrying amounts and are included in the income statement.
If the carrying amount of an asset were greater than its estimated recoverable amount, it would be written down to its recoverable amount (see Note 4 (f) "Impairment").
Amortization charges are included in cost of sales, selling, general and administrative expenses.
4.    ACCOUNTING POLICIES (continued)
(2) Right-of-use assets
The Company is a party to lease contracts for:
–Land
–Plants and equipment for the production of industrial gases and other production materials.
–Transportation and maintenance equipment.
–Warehouses and office spaces.

These leases are recognized, measured and presented in accordance to IFRS 16 “Leases”, following the guidelines described below.
Accounting by the lessee
The Company recognizes a right-of-use asset and a lease liability at the commencement date of each lease contract that grants the right to control the use of an identified asset during a period of time. The commencement date is the date in which the lessor makes an underlying asset available for use by the lessee.
The Company applied exemptions for leases with a duration lower than 12 months, with a value lower than thirty thousand U.S. dollars and/or with clauses related to variable payments. These leases have been considered as short-term leases and, accordingly, no right-of-use asset or lease liability have been recognized.
At initial recognition, the right-of-use asset is measured considering:
–The value of the initial measurement of the lease liability;
–Any lease payments made at or before the commencement date, less any lease incentives; and
–Any initial direct costs incurred by the lessee.

After initial recognition, the right-of-use assets are measured at cost, less any accumulated depreciation and/or impairment losses, and adjusted for any re-measurement of the lease liability.

Depreciation of the right-of-use asset is calculated using the straight-line method over the estimated duration of the lease contract, as follows:
Land                            1-30 years
Buildings and facilities                    1-25 years
Machinery                        1-13 years

If the lease transfers ownership of the underlying asset to the Company by the end of the lease term, or if the cost of the right-of-use asset reflects that the Company will exercise a purchase option, the Company depreciates the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Otherwise, the Company depreciates the right-of-use asset from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.
Accounting by the lessor
When the Company is acting as a lessor, each of its leases is classified as either operating or finance lease:
–Leases where a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases.
–Leases where all substantial risks and rewards of ownership are transferred by the lessor to the lessee are classified as finance leases.

Intangible assets	Intangible assets
(1)    Information system projects
Generally, costs associated with developing or maintaining computer software programs are recognized as an expense as incurred. However, costs directly related to the acquisition and implementation of information systems are recognized as intangible assets if they have a probable economic benefit exceeding the cost beyond one year and comply with the recognition criteria of IAS 38.
Information system projects recognized as assets are amortized using the straight-line method over their useful lives, not exceeding a period of 3 years. Amortization charges are included in cost of sales, selling, general and administrative expenses.
(2)    Mining assets
Mining assets include:
(a)Mining licenses acquired;
(b)Capitalized exploration and evaluation costs, reclassified from exploration and evaluation costs (see note 4 (e) 3); and
(c)Capitalized developmental stripping costs (see note 4 (u)).
Mining licenses were recognized as separate intangible assets upon the acquisition of the investment in Mexico and in Usiminas and comprise the right to exploit the mines and are recognized at its fair value at acquisition date less accumulated amortization.
Mexico’s mining concessions were granted for a 50-year period; following the expiration of the initial concession term, the concessions are renewable for an additional 50-year term in accordance with, and subject to the procedures set forth in, applicable Mexican mining law.
Usiminas’ mining concessions were granted for an indefinite period and until complete depletion of mineral reserves and are subject to the procedures set forth in applicable Brazilian mining law.
Amortization charge is calculated by using the unit-of-production method, on the basis of actual mineral extracted in each period compared to the estimated mineral reserves, and is included in cost of sales. Any change in the estimation of reserves is accounted for prospectively. The resulting amortization rate for the years ended December 31, 2024, 2023 and 2022, is approximately 19%, 13% and 12% per year, respectively.
Considering that there are no concrete development plans in the short term and for production feasibility in certain areas of the mining concessions held by Las Encinas S.A. de C.V., the Company decided to recognize an impairment charge over these assets of $32.4 million as of December 31,2024. As of December 31, 2023, the Company has already recognized an impairment charge over these assets held by Las Encinas S.A. de C.V. for an amount of $42.3 million.
4.    ACCOUNTING POLICIES (continued)
(3)Exploration and evaluation costs
Exploration and evaluation activities involve the search for iron ore resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource.
Exploration and evaluation costs are measured at cost. Costs directly associated with exploration and evaluation activities are capitalized as intangible assets until the determination of reserves is evaluated. The costs associated to the acquisition of machinery and equipment are recognized as property, plant and equipment. If it is determined that commercial discovery has been achieved, costs incurred are reclassified into Mining assets and amortization starts once production begins.
Exploration costs are tested for impairment whenever there are indicators that impairment exists. Indicators of impairment include, but are not limited to:
–Rights to explore in an area have expired or will expire in the near future without renewal;
–No further exploration and evaluation is planned or budgeted;
–A decision to discontinue exploration and evaluation in an area because of the absence of commercial reserves; and
–Sufficient data exists to indicate that the book value will not be fully recovered from future development and production.

When analyzing the existence of impairment indicators, the exploration and evaluation areas from the mining units will be evaluated.
(4)    Goodwill
Goodwill represents the excess of the acquisition cost over the fair value of Ternium's participation in acquired companies' net assets at the acquisition date. Under IAS 36, goodwill is considered to have an indefinite life and not amortized, but is subject to annual impairment testing.
Goodwill is allocated to Cash-generating units ("CGU") for the purpose of impairment testing. The allocation is made to those cash-generating units expected to benefit from the business combination which generated the goodwill being tested. The impairment losses on goodwill cannot be reversed.
As of December 31, 2024 and 2023, the carrying amount of goodwill allocated to the Mexico CGUs was $662.3 million, of which $619.8 million corresponds to Steel Mexico CGU and $42.5 million to Mining Mexico CGU.
(5)    Research and development
Research expenditures are recognized as expenses as incurred. Development costs are recorded as cost of sales in the income statement as incurred because they do not fulfill the criteria for capitalization. Research and development expenditures for the years ended December 31, 2024, 2023 and 2022 totaled $23.8 million, $19.0 million and $16.3 million, respectively.
4.    ACCOUNTING POLICIES (continued)
(6)    Customer relationships acquired in a business combination
As of December 31, 2024, Ternium has no customer relationships acquired in a business combination recognized in its consolidated financial statements.

(7)    Trademarks acquired in a business combination
Trademarks are amortized using the straight-line method over a useful life of between 5 to 10 years.

Impairment	Impairment
Assets that have an indefinite useful life (including goodwill) are not subject to amortization and are tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets that are subject to amortization and investments in affiliates are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less cost to sell and the value in use.
To carry out these tests, assets are grouped at the lowest levels for which there are separately identifiable cash flows (each, a CGU). When evaluating long-lived assets for potential impairment, the Company estimates the recoverable amount based on the higher of the CGU’s fair value less costs to sell and its value in use. The value in use of each CGU is determined on the basis of the present value of net future cash flows which will be generated by the assets tested.
Determining the present value of future cash flows involves highly sensitive estimates and assumptions specific to the nature of each CGU's activities, including estimates and assumptions relating to amount and timing of projected future cash flows. Application of the discounted cash flow (DCF) method to determine the value in use of a CGU begins with a forecast of all expected future net cash flows. Significant assumptions considered in forecasts include the gross domestic product (GDP) growth rates of the country under study and their correlation with steel demand, changes in the growth rate for the perpetuity rate, changes in steel prices, changes in certain significant raw material costs and changes in discount rates.
Ternium uses, for the steel segment impairment tests, cash flow projections over a five-year period based on past performance and expectations of market development; for the subsequent years beyond the five-year period, a terminal value was calculated based on perpetuity. The growth rate used for the perpetuity rate is of 2.19%. This rate does not exceed the average long-term growth rate for the relevant markets. In the case of the mining segment and the mining activity developed by Usiminas, cash flow projections are prepared until the mines are fully depleted and are based on past performance and expectations of market development.
Cash flows are discounted at rates that reflect specific country and currency risks associated with the cash flow projections. The discount rates used are based on the weighted average cost of capital (WACC), which is considered to be a good indicator of cost of capital.
4.    ACCOUNTING POLICIES (continued)
Considering the uncertainty of the future evolution of the macroeconomic and financial situation in Argentina and the reduction of the operating margin as of December 31, 2024, the Company decided to assess the recoverability of its investments in Argentina, resulting in no impairment charges to be recognized. As of December 31, 2024, the post-tax discount rate used to test the investment in Argentine subsidiaries for impairment was 14.0%. The recoverable value of CGU Argentina amounted to $1.7 billion as of December 31, 2024. The Company estimates that an increase higher than 0.5% in the discount rate or a decrease higher than 5.0% in the operating income before amortization and depreciation per ton may result in the recognition of an impairment charge in the CGU Argentina.

As of December 31, 2022, the Company recognized an impairment charge of $99.0 million over the property, plant and equipment in the Brazil CGU. As of December 31, 2023, Management assessed the business situation as of such date and concluded that the recovery of impairment indicators was not significantly enough and that there were no significant positive events to proceed with a reversal of previously recognized impairment charges. Considering the uncertainty of the future evolution of the macroeconomic situation in Brazil, mainly the devaluation of the Brazilian reais, and the reduction of the volume of sales and operating margin as of December 31, 2024, the Company decided to assess the recoverability of its investments in Brazil, resulting in no impairment charges to be recognized. As of December 31, 2024, the post-tax discount rate used to test the investment in Brazilian subsidiaries for impairment was 10.3%.

As of September 30, 2022, the Company recognized an impairment charge of $120.4 million over the investment in Usiminas. On July 3, 2023, the Company acquired an additional participation in Usiminas and started the full consolidation of assets and liabilities of Usiminas (see note 3). As of December 31, 2023, no impairment triggers were detected and, consequently, no impairment test was prepared. Considering the uncertainty of the future evolution of the macroeconomic situation in Brazil, mainly the devaluation of the Brazilian reais, and the decrease of the market value of the shares as of December 31, 2024, the Company decided to assess the recoverability of its investments in Usiminas, resulting in no impairment charges to be recognized. As of December 31, 2024, the post-tax discount rate used to test the investment in Brazilian subsidiaries for impairment was 10.3%.

In the case of the Steel Mexico CGU, considering that there is a value registered for goodwill, the Company performed the mandatory impairment test over goodwill, resulting in no impairment charges to be recognized. Also, in the case of the Mining Mexico CGU and considering the registered goodwill, the Company performed the mandatory impairment test over goodwill, resulting in no impairment charges to be recognized. As of December 31, 2024, the post-tax discount rate used to test the recoverability of the goodwill in the Steel and Mining Mexico CGUs for impairment was 12.4% (as of December 31, 2023, 12.1%).

During the years 2024, 2023 and 2022, no impairment provisions were recorded in connection with assets that have an indefinite useful life (including goodwill) in the Company’s CGUs.

Other investments	Other investments
Other investments consist primarily of investments in financial debt instruments and equity investments where the Company holds a minor equity interest and does not exert significant influence.
4.    ACCOUNTING POLICIES (continued)
All purchases and sales of investments are recognized on the settlement date, which is not significantly different from the trade date, which is the date that Ternium commits to purchase or sell the investment.
Income from financial instruments at fair value through profit or loss is recognized in Other financial income (expenses), net in the consolidated income statement. The fair value of quoted investments is based on current bid prices. If the market for a financial investment is not active or the securities are not listed, the Company estimates the fair value by using standard valuation techniques. Dividends from investments in equity instruments are recognized in the income statement when the Company's right to receive payments is established.
Certain fixed income financial instruments purchased by the Company have been categorized as at fair value through other comprehensive income. The results of these financial investments are recognized in Finance Income in the Consolidated Income Statement using the effective interest method. Unrealized gains and losses other than impairment and foreign exchange results are recognized in Other comprehensive income. On maturity or disposal, net gain and losses previously deferred in Other comprehensive income are recognized in Finance Income in the Consolidated Income Statement.

Inventories	Inventories
Inventories are stated at the lower of cost (calculated using the first-in-first-out "FIFO" method) or net realizable value. The cost of finished goods and goods in process comprises raw materials, direct labor, depreciation, other direct costs and related production overhead costs. It excludes borrowing costs. Goods acquired in transit at year end are valued at supplier's invoice cost.
The cost of iron ore produced in our mines comprises all direct costs necessary to extract and convert stockpiled inventories into raw materials, including production stripping costs, depreciation of fixed assets related to the mining activity and amortization of mining assets for those mines under production.
The Company assesses the recoverability of its inventories considering their selling prices, if the inventories are damaged, or if they have become wholly or partially obsolete.

Trade receivables and other receivables	Trade receivables and other receivables
Trade and other receivables are recognized initially at fair value, generally the original invoice amount. The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables are grouped based on shared credit risk characteristics and the days past due. The Company keeps an allowance for trade receivables, recorded in an asset account to offset the trade receivables in an amount estimated sufficient to cover the losses resulting from the impossibility for the debtors to cancel the amounts owed. This allowance for trade receivables is recorded with a charge to selling expenses.
Judicial deposits are those made in a bank account, in connection with legal proceedings, in Brazilian currency and monetarily restated to ensure the settlement of potential future liabilities. Some judicial deposits that are linked to taxes payable in installments are presented at their net amount.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents and highly liquid short-term securities are carried at fair market value or at a historical cost which approximates fair market value.

For purposes of the cash flow statement, cash and cash equivalents comprise cash, bank current accounts and short-term highly liquid investments (original maturity of three months or less at date of acquisition) and overdrafts.

In the consolidated statement of financial position, bank overdrafts are included in borrowings within current liabilities.

Assets (disposal groups) classified as held for sale	Assets (disposal groups) classified as held for sale
Assets (disposal groups) are classified as assets held for sale, complying with the recognition criteria of IFRS 5, and stated at the lower of carrying amount and fair value less cost to sell if their carrying amount is recovered principally through a sale transaction rather than through continuing use.

The carrying value of assets classified as held for sale, as of December 31, 2024 and 2023 totals $7.3 million and $6.7 million, respectively, which corresponds principally to land and other real estate items. Sale is expected to be completed within a one-year period.

Borrowings	BorrowingsBorrowings, including bonds and debentures issued by Usiminas, are recognized initially for an amount equal to the net proceeds received. In subsequent periods, borrowings, including bonds and debentures, are stated at amortized cost following the effective interest method
Lease liabilities	Lease liabilities
The lease liability is initially measured at the present value of the lease payments that are not paid at such date, including the following concepts:
–Fixed payments, less any lease incentives receivable;
– Variable lease payments that depend on an index or rate, initially measured using the index or rate as of the commencement date;
– Amounts expected to be payable by the lessee under residual value guarantees;
– The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
– Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

Variable lease liabilities with payments dependent on external factors, such as minimum volumes sold or used, are not included in the initial measurement of the lease liabilities and such payments are recognized directly in profit and loss.
Lease payments are discounted using incremental borrowing rates for the location and currency of each lease contract or, if available, the rate implicit in the lease contract.
The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
4.    ACCOUNTING POLICIES (continued)
The lease term determined by the Company comprises:
– Non-cancelable period of lease contracts;
– Periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
– Periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

After the commencement date, the Company measures the lease liability by:
– Increasing the carrying amount to reflect interest on the lease liability;
– Reducing the carrying amount to reflect lease payments made; and
– Re-measuring the carrying amount to reflect any reassessment or lease modifications.

Income taxes - current and deferred	Income taxes - current and deferred
The current income tax charge is calculated on the basis of the tax laws in force in the countries in which Ternium and its subsidiaries operate. Management evaluates positions taken in tax returns with respect to situations in which applicable tax regulation could be subject to interpretation. A liability is recorded for tax benefits that were taken in the applicable tax return but have not been recognized for financial reporting.
Deferred income taxes are calculated using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable profit or loss. The principal temporary differences arise on fixed assets, intangible assets, inventories valuation and provisions for pensions. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantially enacted at year end. Under IFRS, deferred income tax assets (liabilities) are classified as non-current assets (liabilities).
Deferred tax assets are recognized to the extent it is probable that future taxable income will be available to offset temporary differences.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associated companies, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are re-estimated if tax rates change. These amounts are charged or credited to the consolidated income statement or to the item “Other comprehensive income for the year” in the consolidated statement of comprehensive income, depending on the account to which the original amount was charged or credited.

Employee liabilities	Employee liabilities
(1)    Post-employment obligations
The Company has defined benefit and defined contribution plans.
4.    ACCOUNTING POLICIES (continued)
A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.
The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually (at year end) by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in income. For defined benefit plans, net defined benefit liability/asset is calculated based on the surplus or deficit derived by the difference between the defined benefit obligations less plan assets.

For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Mexico
Ternium Mexico has defined benefit and defined contribution plans.
The valuation of the liabilities for the defined benefit employee retirement plans (pensions and seniority premiums) covers all employees and is based primarily on their years of service, their present age and their remuneration at the date of retirement. The cost of the employee retirement plans (pension, health-care expenses and seniority premiums) is recognized as an expense in the year in which services are rendered in accordance with actuarial studies made by independent actuaries. The formal retirement plans are congruent with and complementary to the retirement benefits established by the Mexican Institute of Social Security. Additionally, the Company has established a plan to cover health-care expenses of retired employees. The Company has established a commitment for the payment of pensions and seniority premiums, as well as for health-care expenses.
The defined contribution plans provide a benefit equivalent to the capital accumulated with the company's contributions, which are provided as a match of employees' contributions to the plan. The plan provides vested rights according to the years of service and the cause of retirement.
4.    ACCOUNTING POLICIES (continued)
Argentina
Ternium Argentina implemented an unfunded defined benefit employee retirement plan for certain senior officers. The plan is designed to provide certain benefits to those officers (additional to those contemplated under applicable Argentine labor laws) in case of termination of the employment relationship due to certain specified events, including retirement. This unfunded plan provides defined benefits based on years of service and final average salary.
Brazil
Usiminas operates various post-employment schemes, including defined benefit pension plans, defined/variable contribution pension plans and a post-retirement healthcare plan. The retirement plans offer to employees’ supplementary retirement and pension benefits and are managed by Previdência Usiminas, which in line with the applicable legislation, has as its main purpose the management and running of private pension plans.

Usiminas has different defined benefit pension plans:
1) Benefit plan 1 (PB1), defined benefit plan, closed for new enrolments since November 1996.
2) Defined benefit plan (PBD), defined benefit plan, closed for new enrolments since December 2000; the beneficiaries of this plan are also entitled to self-funded retirement plan, vesting, redemption, and portability.

The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date minus the market value of plan assets, adjusted for: (i) actuarial gains and losses; (ii) rules to determine the asset ceiling; and (iii) minimum funding requirements.

Usiminas has taken out debts in connection with the minimum requirements for payment of contributions, for the purpose of covering the gap in relation to the services already received. In the event of non-recoverable surplus, the debts taken are recognized as an additional liability in the computation of net actuarial liabilities.

The PBD plan debit balance is determined at the end of each year, based on a direct actuarial revaluation. During the subsequent year, the liability is adjusted by the monthly surplus or deficit determined in the PBD plan and by the amount of payments falling due in the period. The debt balance should be repaid in 148 installments.

Also, Usiminas has different defined contribution pension plans:

3) Benefit plan 2 (USIPREV), variable contribution benefit plan, operating since August 1998, provides post-employment benefits to the employees of the sponsor companies. Currently, this is the only plan accepting new enrolments.

4) COSIPREV, defined contribution plan has been closed for new enrolments since April 30, 2009. For this defined contribution plan (COSIPREV), Usiminas pays contributions to a private pension entity on compulsory, contractual or voluntary bases. The contributions are recognized as finance costs in the period in which they are due. The entity has no further payment obligations once the contributions have been paid.
4.    ACCOUNTING POLICIES (continued)

USIPREV and COSIPREV plans have a Pension Fund formed from members’ account balances not used in benefit payouts. As provided for in the plans’ regulations, this Fund may be used to cover the cost of these plans in the future.

In addition, Usiminas has in place a post-retirement healthcare plan:

(a) CoSaúde, post-retirement healthcare benefits discontinued on November 30, 2021, with the subsequent restructuring of group plans to be offered to former beneficiaries, in compliance with the legal clauses and conditions.
(b) Saúde Usiminas, healthcare plan, which opened for enrolments to all employees and retirees in 2010 and was extinguished as of December 31, 2023, being replaced with two new plans: Usiexato and Usiflex. These two new plans provide with two different methods of payment to the members of the plans: a mixed method, with the Company offering the option of bearing 100% of the monthly fee for active employees until the termination of the labor contracts, or a contributory method, which allows the continuation of the healthcare services after resignation or retirement of the employees.

(2)Termination benefits
Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Company recognizes termination benefits when it is demonstrably committed to either: (i) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or (ii) providing termination benefits as a result of an offer made to encourage voluntary redundancy.
(3)    Other compensation obligations
Employee entitlements to annual leave and long-service leave are accrued as earned.
During 2007, Ternium launched an incentive retention program (the "Program") applicable to certain senior officers and employees of the Company, who will be granted a number of Units throughout the duration of the Program. The value of each of these Units is based on Ternium's shareholders' equity (excluding non-controlling interest). Also, the beneficiaries of the Program are entitled to receive cash amounts based on (i) the amount of dividend payments made by Ternium to its shareholders, and (ii) the number of Units held by each beneficiary to the Program. Units vest ratably over a period of four years and will be redeemed by the Company ten years after grant date, with the option of an early redemption at seven years after grant date. From 2018 units were vest ratably over the same period and will be mandatorily redeemed by the Company seven years after grant date. As the cash payment of the benefit is tied to the book value of the shares, and not to their market value, Ternium valued this long-term incentive program as a long term benefit plan as classified in IAS 19.
As of December 31, 2024 and 2023, the outstanding liability corresponding to the Program amounts to $86.0 million and $90.1 million, respectively. The total value of the units granted to date under the program, considering the number of units and the book value per share as of December 31, 2024 and 2023, is $94.0 million and $96.6 million, respectively.
Under Mexican law, Ternium's subsidiaries are required to pay their employees an annual benefit which is determined as a percentage of taxable profit for the year.
4.    ACCOUNTING POLICIES (continued)
(4)    Social security contributions
Social security laws in force in the countries in which the Company operates provide for pension benefits to be paid to retired employees from government pension plans and/or private fund managed plans to which employees may elect to contribute. As stipulated by the respective laws, Ternium Argentina and Ternium Mexico make monthly contributions calculated based on each employee's salary to fund such plans. The related amounts are expensed as incurred. No additional liabilities exist once the contributions are paid.

Provisions	Provisions
Ternium has certain contingencies with respect to existing or potential claims, lawsuits and other proceedings. Unless otherwise specified, provisions are recognized when Ternium has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliable estimated. Generally, accruals are based on developments to date, Ternium's estimates of the outcomes of these matters and the advice of Ternium's legal advisors. The Company also discloses the contingency in circumstances where management concludes no loss is probable or reasonably estimable but it is reasonably possible that a loss may be incurred.

Trade payables	Trade payables Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.
Revenue recognition and other income	Revenue recognition and other income
Revenue is recognized at a point of time from sales to direct customers upon the satisfaction of performance obligations, which occurs when control of the goods transfers to the customer and the customer obtains the benefits from the goods, the potential cash flows and the transaction price can be measured reliably, and it is probable that the Company will collect the consideration in connection with the exchange of the goods. The control over the goods is obtained by the customer depending on when the goods are made available to the shipper or the customer takes possession of the goods, depending on the delivery terms. The Company considers that it has completed its performance obligations when the goods are delivered to its customers or to a shipper who will transport the goods to its customers. The revenue recognized by the Company is measured at the transaction price of the consideration received or receivable to which the Company is entitled to, reduced by estimated returns and other customer credits, such as discounts and volume rebates, based on the expected value to be realized and after eliminating sales within the group.
Usiminas Mecánica S.A., one of Usiminas’ subsidiaries, uses the percentage-of-completion (POC) method to account for the revenue from orders in progress sold at fixed prices. The use of the POC method requires Management to estimate the services performed up to the balance sheet date as a proportion of the total services to be performed.
Interest income is recognized on an effective yield basis.

Borrowing Costs	Borrowing Costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
4.    ACCOUNTING POLICIES (continued)
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Other borrowing costs are expensed in the period in which they are incurred.

Cost of sales, selling, general and administrative expenses	Cost of sales, selling, general and administrative expenses
Cost of sales and expenses are recognized in the income statement on the accrual basis of accounting.
Commissions, freight and other selling expenses, including shipping and handling costs, are recorded in Selling, general and administrative expenses in the Consolidated Income Statement.

Stripping costs	Stripping costs
Stripping costs are the costs associated with the removal of overburden and other waste materials and can be incurred before the mining production commences (“development stripping”) or during the production stage (“production stripping”).
Development stripping costs that contribute to the future economic benefits of mining operations are capitalized as intangible assets (Mining assets). Production stripping costs which are part of on-going activities are included in the cost of the inventory produced (that is extracted) at each mine during the period in which they are incurred.
Capitalization of development stripping costs finishes when the commercial production of the mine commences. At that time, all development stripping costs are presented within Mining assets and depreciated on a unit-of-production basis. It is considered that commercial production begins when the production stage of mining operations begins and continues throughout the life of a mine.

Mining development costs	Mining development costs
Mining development costs are the costs associated to the activities related to the establishment of access to the mineral reserve and other preparations for commercial production. These activities often continue during production.
Development expenditures are capitalized and classified as Work in progress. On completion of development, all assets included in Work in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.

Asset retirement obligations	Asset retirement obligations
Ternium records asset retirement obligations (“ARO”) initially at the fair value of the legal or constructive obligation in the period in which it is incurred and capitalizes the ARO by increasing the carrying amount of property, plant and equipment. The fair value of the obligation is determined as the discounted value of the expected future cash flows and is included in Provisions. The liability is accreted to its present value through net financing cost and the capitalized cost is depreciated based in the unit of production method.
4.    ACCOUNTING POLICIES (continued)

Earnings per share	Earnings per share
Earnings per share are calculated by dividing the net income attributable to shareholders by the daily weighted average number of ordinary shares issued during the year, excluding the average number of shares of the parent Company held by the Group. There are no dilutive securities for the periods presented.

Derivative financial instruments and hedging activities	Derivative financial instruments and hedging activities
Ternium designates certain derivatives as hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction. These transactions are classified as cash flow hedges (mainly interest rate swaps, collars, currency forward contracts on highly probable forecast transactions and commodities contracts). The effective portion of the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI. Amounts accumulated in OCI are recognized in the income statement in the same period as any offsetting losses and gains on the hedged item. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. The fair value of Ternium derivative financial instruments (asset or liability) continues to be reflected in the statement of financial position.
For transactions designated and qualifying for hedge accounting, Ternium documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. As of December 31, 2024 and 2023, the effective portion of designated cash flow hedges (net of taxes) amounted to ($37.3) million and $15.9 million, respectively, and were included under "changes in the fair value of derivatives classified as cash flow hedges" line item in the statement of comprehensive income (see Note 27 (a)).

Treasury shares	Treasury shares
Acquisitions of treasury shares are recorded at acquisition cost, deducted from equity until disposal. The gains and losses on disposal of treasury shares are recognized under "Reserves" in the consolidated statement of financial position.

Cash flow	Cash flow
The consolidated statements of cash flows have been prepared using the indirect method and contain the use of the following expressions and their respective meanings:
a)    Operating activities: activities that constitute ordinary Group revenues, as well as other activities that cannot be qualified as investing or financing.
b)    Investing activities: acquisition, sale or disposal by other means of assets in the long-term and other investments not included in cash and cash equivalents.
c)    Financing activities: activities that generate changes in the size and composition of net equity and liabilities that do not form part of operating activities.
4.    ACCOUNTING POLICIES (continued)

Critical Accounting Estimates	Critical Accounting Estimates
The preparation of financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Management makes estimates and assumptions concerning the future. Actual results may differ significantly from these estimates under different assumptions or conditions.
The principal estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
(1) Goodwill impairment test
Assessment of the recoverability of the carrying value of goodwill requires significant judgment. Management evaluates goodwill allocated to the operating units for impairment on an annual basis or whenever there is an impairment indicator.
Goodwill is tested at the level of the CGUs. Impairment testing of the CGUs is carried out and the value in use determined in accordance with the accounting policy stated in Note 4(f). The discount rates used for these tests are based on Ternium's weighted average cost of capital adjusted for specific country and currency risks associated with the cash flow projections. The post-tax discount rate used as of December 31, 2024 was 12.38% and no impairment charge resulted from the impairment test performed. See notes 4(f) and 4(e)(4).
(2)Income taxes
Management calculates current and deferred income taxes according to the tax laws applicable to each subsidiary in the countries in which such subsidiaries operate. However, due to uncertain tax positions, certain adjustments necessary to determine the income tax provision are finalized only after the balance sheet is issued. In cases in which the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
Also, when assessing the recoverability of tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies.
(3)    Loss contingencies
Ternium is subject to various claims, lawsuits and other legal proceedings that arise in the ordinary course of business, including customer claims in which a third party is seeking reimbursement or indemnity. The Company's liability with respect to such claims, uncertain tax positions, lawsuits and other legal proceedings cannot be estimated with certainty. Periodically, management reviews the status of each significant matter and assesses potential financial exposure. If the potential loss from the claim or proceeding is considered probable and the amount can be reasonably estimated, a liability is recorded. Management estimates the amount of such liability based on the information available and the assumptions and methods it has concluded are appropriate, in accordance with the provisions of IFRS. Accruals for such contingencies reflect a reasonable estimate of the losses to be incurred based on information available, including the relevant litigation or settlement strategy, as of the date of preparation of these financial statements.
4.    ACCOUNTING POLICIES (continued)
As additional information becomes available, management will reassess its evaluation of the pending claims, lawsuits and other proceedings and revise its estimates. The loss contingencies provision amounts to $962.8 million and $839.9 million as of December 31, 2024 and 2023, respectively.
(4)    Useful Lives and Impairment of Property, Plant and Equipment and Other Long-lived Assets
In determining useful lives, management considered, among others, the following factors: age, operating condition and level of usage and maintenance. Management conducted visual inspections for the purpose of (i) determining whether the current conditions of such assets are consistent with normal conditions of assets of similar age; (ii) confirming that the operating conditions and levels of usage of such assets are adequate and consistent with their design; (iii) establishing obsolescence levels and (iv) estimating life expectancy, all of which were used in determining useful lives. Management believes, however, that it is possible that the periods of economic utilization of property, plant and equipment may be different than the useful lives so determined. Furthermore, management believes that this accounting policy involves a critical accounting estimate because it is subject to change from period to period as a result of variations in economic conditions and business performance.
When assessing whether an impairment indicator may exist, the Company evaluates both internal and external sources of information, such as the following:
–whether significant changes with an adverse effect on the entity have taken place during the period, or will take place in the near future, in the technological, market, economic or legal environment in which the entity operates or in the market to which an asset is dedicated;
–whether market interest rates or other market rates of return on investments have increased during the period, and those increases are likely to affect the discount rate used in calculating an asset's value in use and decrease the asset's recoverable amount materially;
–whether the carrying amount of the net assets of the entity is more than its market capitalization;
–whether evidence is available of obsolescence or physical damage of an asset.
–whether significant changes with an adverse effect on the entity have taken place during the period, or are expected to take place in the near future, in the extent to which, or manner in which, an asset is used or is expected to be used. These changes include the asset becoming idle, plans to discontinue or restructure the operation to which an asset belongs, plans to dispose of an asset before the previously expected date, and reassessing the useful life of an asset as finite rather than indefinite; and
–whether evidence is available from internal reporting that indicates that the economic performance of an asset is, or will be, worse than expected.

(5)    Post-employment obligation estimates
The Company estimates at each year-end the provision necessary to meet its post-employment obligations in accordance with the advice from independent actuaries. The calculation of post-employment and other employee obligations requires the application of various assumptions. The main assumptions for post-employment and other employee obligations include discount rates, compensation growth rates, pension growth rates and life expectancy.  Changes in the assumptions could give rise to adjustments in the results and liabilities recorded and might have an impact on the post-employment and other employee obligations recognized in the future.
4.    ACCOUNTING POLICIES (continued)
(6)    Business combinations
The recognition of business combinations requires the excess of the purchase price of acquisitions over the net book value of assets acquired to be allocated to the assets and liabilities of the acquired entity. The Company makes judgments and estimates in relation to the fair value of assets acquired and liabilities assumed, including estimation of cash flow projections with significant assumptions related to revenue forecasts, EBITDA margins, capital expenditures, discount rate and estimation of loss probability for the contingencies assumed. If any unallocated portion is positive, it is recognized as goodwill, and if negative, it is recognized in the income statement. See further information in note 3.

(7)    Taxation

At year end, the Company assesses the sufficiency of future taxable income to utilize the recognized deferred tax assets. The Company uses projections of future taxable income to assess the probability that the deferred tax assets will be realized. Management applied significant judgment in assessing the recoverability of deferred tax assets predicting historical profitability, projected future taxable profit, including assumptions related to revenue forecast and EBITDA margins.
(
General sustainability matters and climate change	General sustainability matters and climate change
Ternium subscribed to the United Nations Global Compact in October 2019 and has been reporting its contribution to the Sustainable Development Goals since then. The Company has established policies, procedures, and plans that cover various ESG topics, including climate change, environmental management, health and safety management, human resources management, community relations, supply chain management, and principles of behavior and corporate governance.

Climate Change

The Company has established a governance system to address climate change at various levels. The Vice-Chairman of the Board was appointed to report on the evolution of Ternium's climate change strategy to the Board of Directors on a quarterly basis. At the management level, a decarbonization committee, chaired by the CEO, periodically reviews performance indicators, progress on decarbonization projects, and updates on the context, such as regulatory changes, market shifts, and trends.

The Company has also incorporated climate-related risks into its risk management policy and reviews both transition risks and physical risks. For example, during 2021 and 2022, the Company engaged an external consultant to assess the exposure of its assets and provide a conclusion on the level of risk, considering the established preventive measures. The analysis examined exposure and vulnerability to five types of events: pluvial flooding, tropical cyclones, landslides, forest fires, and droughts. The analysis concluded that Ternium's facilities do not present significant risk, given the level of exposure and the mitigation measures implemented by the Company under the scenarios and time periods analyzed. Management assessed that there have been no changes since this analysis was performed.

In 2024, the Company updated its decarbonization target. The new target aims for a 15% reduction in the emission intensity rate per ton of hot-rolled steel equivalent by 2030, compared to a 2023 baseline. This target includes Scope 1, 2, and 3 (Categories 1 and 10) and is measured using the GHG Protocol methodology.
4.    ACCOUNTING POLICIES (continued)
The Company’s strategy to achieve this 2030 reduction target includes prioritizing low-emission production technologies, increasing the use of renewable sources in the energy mix, improving industrial performance, executing energy efficiency initiatives, expanding carbon capture and usage capacity, and increasing the participation of scrap in the metallic mix. Since these projects take several years to execute and complete, the Company anticipates improvements in its intensity rate after 2025. The Company is also considering several initiatives to continue its journey after 2030, including the possibility of carbon storage, the use of biofuels, and hydrogen as reducing agents, as it aims for carbon neutrality, if and when economically and technologically feasible.

In general, the decarbonization of the steel industry will require significant long-term investments, conditioned by technological innovation, government regulations, capital availability for decarbonization projects, and cooperation within the value chain. Factors such as access to abundant and affordable clean energy, appropriate energy infrastructure, local and global regulations that ensure fair trade and carbon capture storage, access to sustainable finance for low-emission steel-making technologies, and changes in consumer behavior will be key to the development of solutions and outcomes in the coming decades.

Given that Ternium’s climate-change-related decarbonization plans span many years and are subject to significant uncertainty, as described above, they have not been included as part of the assumptions used to calculate future cash flows of the recoverable amount of the company’s CGUs, except for those plans that are already approved or in process. Estimates and assumptions related to the impairment test for long-lived assets and goodwill, useful lives of assets, capital and research and development expenditures, inventory valuation, recovery of deferred tax assets and provisions, and contingent liabilities are based on available information and government regulations in place as of December 31, 2024, as well as the companies already approved or in-process investment plans.

Environmental Management

Given the strong relationship between industrial activity and environmental performance, the Company unified the areas of environment and health and safety in 2021. Currently, these topics fall under the responsibility of the Chief Environment, Health, and Safety Officer, appointed in 2023. Environmental performance is analyzed monthly in Environmental, Health, and Safety meetings with executive officers. Furthermore, environmental issues are included in regular meetings on industrial and business performance reviews held both locally and at a corporate level. Finally, the Board of Directors is informed of events related to environmental issues that could impact nearby communities or Ternium’s reputation and operations. In 2023, Ternium's CEO approved an update to Ternium’s environmental and energy policy, which provides the framework to which the entire company is expected to adhere. The main updates were: inclusion of a decarbonization roadmap and the ambition of achieving carbon neutrality, subject to technological feasibility and market conditions; introduction of the concept of the circular economy, expanding the scope of efficient use of natural resources; specific mention of minimizing air emissions at the sites where we operate, optimizing water use, and maximizing its reuse; inclusion of biodiversity protection in the areas where we operate and compensation for impacts; application of a life cycle perspective and risk management in our continuous improvement processes; and encouragement of purchasing sustainable and energy-efficient products, technologies, and services.
4.    ACCOUNTING POLICIES (continued)
Health and Safety Management

Health and safety incidents undergo monthly reviews at the local level and at the corporate level. The Board of Directors receives quarterly reports on recent events and the progress of the Health and Safety Strategy, alongside the quarterly financial results.

The Company has local EHS teams, hygiene and medical departments. In 2023, the Company strengthened its health and safety management organization by appointing a Chief Environment, Health and Safety (EHS) Officer. The responsibility for ensuring the occupational safety of all individuals within their assigned areas falls on the local managers of every production unit.

Workforce management

People’s management is structured at both local and corporate levels. The local Human Resources teams oversee general working conditions, such as working hours, leave policies, payroll processing, and union relations, which are closely tied to labor regulations. These matters are presented to Regional Presidents and Industrial Directors as necessary.

Compensation policies and procedures, including employee benefits and mobility schemes, are established at the corporate level. Annually, they undergo review in a dedicated meeting attended by the Global Compensation & HR Shared Service Senior Director and team, alongside the Chief Human Resources Officer and the CEO.

Furthermore, as part of the annual performance review process, career committees convene within each division to analyze performance and succession planning. This process is scaled up until a uniform curve and a general plan is developed for the entire company.

Topics related to work-life balance, diversity and inclusion, employee training, as well as talent attraction and retention, fall under the oversight of the Vice President of Global Talent Management. Subsequently, proposals are presented to the Chief Human Resources Officer and the CEO for approval.

Ternium's community programs are developed in collaboration with the Techint Group, aiming to create an international network of support and development across all affiliated companies. Within Ternium there are regional Community Relations teams responsible for implementing community programs in their respective regions and leading the relationship with the community stakeholders.

Recently issued accounting pronouncements	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2024:

Classification of Liabilities as Current or Non-current – Amendments to IAS 1 Non-current Liabilities with Covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures include the carrying amount of the liability, information about the covenants, and facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

As of December 31, 2024, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.

Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalized narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

As of December 31, 2024, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, and decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.

As of December 31, 2023, the Company's management had already assessed the effects of applying these amendments on the Company’s financial statements and had not identified any material impact in the application of these amendments.
28.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

OECD Pillar Two Rules – Amendments to IAS 12

In December 2021, the Organization for Economic Co-operation and Development (“OECD”) released the Pillar Two model rules (the Global Anti-Base Erosion rules, or “GloBE”) to reform international corporate taxation. Following Pillar Two OECD’s initiative, the European Union adopted in December 2022 a directive to impose a global minimum taxation for multinational companies in the Union, to be effective as from 2024. In May 2023, the IASB made narrow-scope amendments to IAS 12 setting an exception that provides relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax laws that implement the Pillar Two model rules, including tax laws that implement qualified domestic minimum top-up taxes as per described in those rules.

No current tax impacts were recognized in the Consolidated Financial Statements as of December 31, 2023, due to the application of Pillar Two rules, as they were applicable as from 2024 in jurisdictions relevant for the Company. As of December 31, 2024, the Company recognized the corresponding charges in current tax (see note 11). In addition, the Company has applied the exception prescribed by the amendments to IAS 12, and therefore it has not recognized any deferred tax impact from the Pillar Two application.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2024, and have not been early adopted:

IFRS 18, ‘Presentation and disclosure in Financial Statements’

In April 2024, the IASB issued IFRS 18, “Presentation and disclosure in financial statements”, which introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss, provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements and improve aggregation and disaggregation. Once implemented, it will replace IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them. IFRS 18 must be applied on annual periods beginning on or after January 1, 2027. The Company's management is currently assessing the potential impact that the application of this standard may have on the Company's financial condition or results of operations.

Other standards and interpretations non-significant for the Company’s financial statements:
–Amendments to IAS 7 and IFRS 7 - Supplier finance arrangements
–IFRS 19 Subsidiaries without Public Accountability: Disclosures